Guarantor Financials - Combined Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	$ 143.8	$ 135.6	$ 221.1
Cash Flows from Investing Activities:
Additions to property and intangible assets	(14.9)	(24.3)	(36.7)
Proceeds from sale of property			0
Net cash used by investing activities	(14.9)	(24.3)	(36.7)
Cash Flows from Financing Activities:
Change in net investment of Ralcorp	(192.3)	(112.4)	116.7
Changes in intercompany debt	60.2	0	(300.0)
Net cash used by financing activities	(132.1)	(112.4)	(183.3)
Effect of exchange rate changes on cash	0.1	0.2	1.4
Net Decrease in Cash and Cash Equivalents	(3.1)	(0.9)	2.5
Cash and cash equivalents, beginning of year	4.8	5.7	3.2
Cash and cash equivalents, end of year	1.7	4.8	5.7
Parent Company
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	0	0	0
Cash Flows from Investing Activities:
Additions to property and intangible assets	0	0	0
Proceeds from sale of property			0
Net cash used by investing activities	0	0	0
Cash Flows from Financing Activities:
Change in net investment of Ralcorp	0	0	0
Changes in intercompany debt	0		0
Net cash used by financing activities	0	0	0
Effect of exchange rate changes on cash	0	0
Net Decrease in Cash and Cash Equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	0	0	0
Guarantors
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	144.6	132.7	207.4
Cash Flows from Investing Activities:
Additions to property and intangible assets	(12.5)	(19.9)	(25.5)
Proceeds from sale of property			(0.9)
Net cash used by investing activities	(12.5)	(19.9)	(26.4)
Cash Flows from Financing Activities:
Change in net investment of Ralcorp	(132.1)	(112.8)	119.0
Changes in intercompany debt			(300.0)
Net cash used by financing activities	(132.1)	(112.8)	(181.0)
Effect of exchange rate changes on cash	0	0	0
Net Decrease in Cash and Cash Equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	0	0	0
Non-Guarantors
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	(0.8)	2.9	13.7
Cash Flows from Investing Activities:
Additions to property and intangible assets	(2.4)	(4.4)	(11.2)
Proceeds from sale of property			0.9
Net cash used by investing activities	(2.4)	(4.4)	(10.3)
Cash Flows from Financing Activities:
Change in net investment of Ralcorp	(60.2)	0.4	(2.3)
Changes in intercompany debt	60.2		0
Net cash used by financing activities	0	0.4	(2.3)
Effect of exchange rate changes on cash	0.1	0.2	1.4
Net Decrease in Cash and Cash Equivalents	(3.1)	(0.9)	2.5
Cash and cash equivalents, beginning of year	4.8	5.7	3.2
Cash and cash equivalents, end of year	1.7	4.8	5.7
Eliminations
Cash Flows from Operating Activities:
Net Cash Provided (Used) by Operating Activities	0	0	0
Cash Flows from Investing Activities:
Additions to property and intangible assets	0	0	0
Proceeds from sale of property			0
Net cash used by investing activities	0	0	0
Cash Flows from Financing Activities:
Change in net investment of Ralcorp	0	0	0
Changes in intercompany debt	0		0
Net cash used by financing activities	0	0	0
Effect of exchange rate changes on cash	0	0
Net Decrease in Cash and Cash Equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0